Redeemable Convertible Preferred Stock and Stockholders (Deficit) Equity - Additional Information (Details) $ / shares in Units, $ in Millions		9 Months Ended	12 Months Ended
	Jun. 16, 2016	Sep. 30, 2016 $ / shares shares	Dec. 31, 2015 USD ($) $ / shares shares	Jul. 20, 2016 shares	Dec. 31, 2014 $ / shares shares
Redeemable Convertible Preferred Stock and Stockholders Deficit Equity [Line Items]
Common stock, shares authorized | shares		495,000,000	15,041,666		15,041,000
Common stock, par value		$ 0.001	$ 0.001		$ 0.001
Common stock, voting rights		Each holder of the common stock is entitled to one vote per common share
Common stock, shares reserved | shares			10,070,299
Redeemable convertible preferred stock, shares authorized | shares			8,312,719
Redeemable convertible preferred stock, par value		$ 0.001	$ 0.001		0.001
Preferred stock interest rate			7.00%
Percentage of redeemable preferred shares on pro-rata basis			33.00%
Outstanding shares of redeemable convertible preferred stock converted into common stock | shares				8,522,837
Estimated of minimum pre-money equity value after closed public offering | $			$ 300.0
Proceeds of minimum from issuance of preferred stock | $			$ 50.0
Preferred stock, conversion ratio	0.0833
Common Stock
Redeemable Convertible Preferred Stock and Stockholders Deficit Equity [Line Items]
Warrants outstanding | shares			25,000
Stock warrants exercise price per share			$ 2.52
Warrants expiry date			Mar. 24, 2021
Redeemable Convertible Preferred Stock
Redeemable Convertible Preferred Stock and Stockholders Deficit Equity [Line Items]
Redeemable convertible preferred stock accretion value non compounded interest percentage			7.00%
Accretion to redeemable convertible preferred stock value | $			$ 11.3
Series 1 Redeemable Convertible Preferred Stock
Redeemable Convertible Preferred Stock and Stockholders Deficit Equity [Line Items]
Redeemable convertible preferred stock, shares authorized | shares			5,333,553
Preferred stock, redemption price per share			$ 10.7808
Preferred stock, dividend per share per annum			1.07808
Preferred stock, liquidation preference per share			$ 10.7808
Outstanding shares of redeemable convertible preferred stock converted into common stock | shares			1
Preferred Stock, conversion rate per share					10.7808
Preferred stock, conversion ratio			1.00
Series 2 Redeemable Convertible Preferred Stock
Redeemable Convertible Preferred Stock and Stockholders Deficit Equity [Line Items]
Warrants outstanding | shares		0
Stock warrants exercise price per share			$ 9.318
Redeemable convertible preferred stock, shares authorized | shares			2,979,166
Percentage of outstanding preferred stock			70.00%
Preferred stock, redemption price per share			$ 9.318
Preferred stock, dividend per share per annum			0.9318
Preferred stock, liquidation preference per share			$ 25.6248
Outstanding shares of redeemable convertible preferred stock converted into common stock | shares			1
Preferred Stock, conversion rate per share					$ 9.318
Preferred stock, conversion ratio			0.80